Segment Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Information
Number of operating segment | segment	1
Revenue from contract with customer	¥ 1,151,637	¥ 617,226	¥ 259,305
Information services
Segment Information
Revenue from contract with customer	833,422	415,119	143,613
Reservation services
Segment Information
Revenue from contract with customer	¥ 318,215	¥ 202,107	¥ 115,692